[Janus Letterhead]
December 28, 2012
EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-0505

Re:	JANUS INVESTMENT FUND (the “Registrant”) 1933 Act File No. 002-34393 1940 Act File No. 811-01879
Dear Sir or Madam:
On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 182 and Amendment No. 165 under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), respectively, to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Registrant is filing the Amendment pursuant to Rule 485(b) under the 1933 Act to update financial information and make certain non-material changes. The prospectuses and statements of additional information (“SAI”) included in Post-Effective Amendment No. 180, filed pursuant to 485(a)(1) on November 13, 2012 are not affected by and therefore not included in this Amendment. The Amendment relates only to the following series and classes:

Series	Class
Janus Diversified Alternatives Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares
The Registrant has marked the individual prospectuses and SAI comprising the Amendment to show changes made since Post-Effective Amendment No. 178, filed on October 12, 2012.
As indicated on the facing page of the Amendment, the Registrant has specified that the Amendment is to become effective on December 28, 2012, pursuant to Rule 485(b) under the 1933 Act. Pursuant to Rule 485(b)(4) of Regulation C under the 1933 Act, I hereby confirm that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b).
Please call me at (303) 336-7849 with any comments, questions, or if you would like any additional information regarding this filing.
Respectfully,
/s/ Richard C. Noyes
Richard C. Noyes
Senior Legal Counsel
Enclosures (via EDGAR only)

cc:	Stephanie Grauerholz-Lofton, Esq. Larry Greene, Esq. Christine A. Scheel, Esq. Donna Brungardt